Financial Instruments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Derivative financial Asset	$ 282,032	$ 421,051
Derivative financial Liability	$ 468,541	$ 3,753,264
Total Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of agreements	37	45
Derivative financial Asset	$ 34,107,926	$ 70,755,652
Derivative financial Liability	$ 13,009,729	$ 17,542,760
Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	33	38
Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	4	7
Derivative financial Asset	$ 33,825,894	$ 70,334,601
Derivative financial Liability	$ 12,541,188	$ 13,789,496
Clp [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	2	5
Derivative, Nominal amount	$ 4,625	$ 11,455
Derivative financial Asset	32,586,117	69,024,803
Derivative financial Liability	12,129,230	13,389,059
Clp [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	3,844,149	33,280,356
Derivative financial Liability	2,795,781	4,205,258
Clp [Member] | Currency swap contract [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	15,028,294	18,986,487
Derivative financial Liability	9,333,449	9,183,801
Clp [Member] | Currency swap contract [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	$ 13,713,674	$ 16,757,960
Euro [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	6	6
Derivative, Nominal amount	$ 6,275	$ 12,860
Derivative financial Asset	3,553	13,999
Derivative financial Liability	34,468	52,421
Euro [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	3,553	13,999
Derivative financial Liability	$ 34,468	$ 52,421
Euro [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	1	1
Derivative, Nominal amount	$ 296	$ 296
Derivative financial Asset	1,059,999	1,243,303
Derivative financial Liability	49,840	45,392
Euro [Member] | Interest rate swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Liability	49,840	45,392
Euro [Member] | Interest rate swap contract [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	$ 1,059,999	$ 1,243,303
Usd [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	22	27
Derivative, Nominal amount	$ 141,145	$ 154,156
Derivative financial Asset	252,476	293,023
Derivative financial Liability	408,679	3,699,120
Usd [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	252,476	293,023
Derivative financial Liability	$ 408,679	$ 3,699,120
Usd [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	1	1
Derivative, Nominal amount	$ 479	$ 479
Derivative financial Asset	179,778	66,495
Derivative financial Liability	362,118	355,045
Usd [Member] | Interest rate swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Liability	362,118	355,045
Usd [Member] | Interest rate swap contract [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	179,778	66,495
Cad [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Derivative, Nominal amount	2,000	1,870
Derivative financial Asset		90,550
Derivative financial Liability	25,394
Cad [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset		$ 90,550
Derivative financial Liability	$ 25,394
Cad [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	2	2
Gbp [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Derivative, Nominal amount	$ 752	$ 774
Derivative financial Asset	26,003	23,479
Derivative financial Liability		1,723
Gbp [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	$ 26,003	23,479
Derivative financial Liability		$ 1,723
Gbp [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	3	3